Other Recievables (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Other Receivables

	2019	2018
Non-current
Tax credits	38,559	133,264
Contributions to the Trust Fund to Strengthen the Inter-urban Railroad System (F.F.F.S.F.I.) (Note 39)	104,251	86,013
Prepaid expenses	47,099	72,909
Advances to suppliers	370,750	1,149,917
Guarantee deposits	7,215	7,362

Total	567,874	1,449,465

Current
Tax credits	359,619	200,035
Related parties receivables (Note 19)	102,912	13,980
Prepaid expenses	64,566	117,080
Guarantee deposits	266	7,564
Reimbursements receivable	21,278	29,436
Advances to suppliers	33,517	39,499
Salaries advances and loans to employees	13,927	12,569
Balance receivable under the ADSs Program	—	118,333
Receivables from sales of property, plant and equipment	8,356	36,908
Miscellaneous	14,856	14,220

Total	619,297	589,624

	2019	2018
Detail of tax credits by tax:
Income tax	239,066	24,425
Value added tax	55,738	148,948
Turnover tax	61,206	26,168
Others	3,609	494

Total	359,619	200,035